Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Schedule of Cash, Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash, cash equivalents and restricted cash, reported within the consolidated statements of cash flows for the periods presented (in thousands):

	December 31,
	2021	2020
Cash and cash equivalents	$170,064	$90,462
Restricted cash	842	816

Total cash, cash equivalents, and restricted cash presented in the consolidated statements of cash flows	$170,906	$91,278

Schedule of Depreciation of Property, Plant and Equipment	Depreciation is calculated over their estimated useful lives as follows:

Laboratory Equipment	5 years
Computer, software and office equipment	3 – 8 years
Furniture and fixtures	5 years